Other comprehensive income (Tables)	9 Months Ended
Sep. 30, 2019
Other comprehensive income/(loss)
Schedule of changes in the composition of accumulated other comprehensive income attributable to ordinary shareholders

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total
	RMB	RMB	RMB
Balances as of January 1, 2018	661,685	1,180,396	1,842,081
Cumulative effect of changes in accounting principles related to financial instruments	—	(1,156,642)	(1,156,642)
Other comprehensive income/(loss)	2,768,935	(21,076)	2,747,859

Balances as of September 30, 2018	3,430,620	2,678	3,433,298
Balances as of January 1, 2019	3,358,469	627	3,359,096
Other comprehensive income	1,523,784	37,583	1,561,367

Balances as of September 30, 2019	4,882,253	38,210	4,920,463